Material Accounting Policy Information (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
Statement of compliance and basis of preparation	2.1 Statement of compliance and basis of preparation
The consolidated financial statements are prepared in accordance with the IFRS® Accounting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The consolidated financial statements provide a general overview of the Company’s activities and the results achieved. They present fairly the entity’s financial position, its financial performance and cash flows, on a going concern basis.
The material accounting policy information applied in the preparation of the above consolidated financial statements are set out below. All amounts are presented in thousands of US dollar, unless otherwise indicated, rounded to the nearest $
‘000.
The consolidated financial statements have been approved for issue by the Company’s Board of Directors (the “Board”)
on March 18, 2026.

Adoption of new and revised standards	2.2 Adoption of new and revised standardsNew standards and interpretations applicable for the annual period beginning on January 1, 2025
•In the current year, the Group has assessed and adopted amendments to IFRS as issued by the IASB that are mandatorily effective for accounting periods that begin on or after January 1, 2025. Their adoption has not had any material impact on the disclosures or on the amounts reported in these consolidated financial statements.
New standards and interpretations issued, but not yet applicable for the annual period beginning on January 1, 2025
•IFRS 18 Presentation and Disclosures in Financial Statements
IFRS 18 replaces IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some IAS 1 paragraphs have been moved to IAS 8 Accounting Policies, Changes in
Accounting Estimates and Errors and IFRS 7 Financial Instruments: Disclosures. Furthermore, the IASB has made minor amendments to IAS 7 Statement of Cash Flows and IAS 33 Earnings per Share.
IFRS 18 introduces new requirements to:
•present specified categories and defined subtotals in the statement of profit or loss
•provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements
•improve aggregation and disaggregation.
An entity is required to apply IFRS 18 for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. The amendments to IAS 7 and IAS 33, as well as the revised IAS 8 and IFRS 7, become effective when an entity applies IFRS 18. IFRS 18 requires retrospective application with specific transition provisions.
The Company is currently working to identify all impacts the new standard and amendments will have on the primary financial statements and notes to the financial statements. The initial expected material impact on the Company’s financial statements is, as follows:
•Foreign exchange differences will be classified in the same category as the income and expenses from the items giving rising to the foreign exchange differences.
•Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
The amendments address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9 Financial Instruments. The amendments are effective for annual periods starting on or after 1
January 2026.
The Company does not anticipate that the amendments will have a material effect on the Company’s financial statements in future periods.
We have not early adopted any standard, interpretation, or amendment that has been issued but is not yet effective.

Basis of consolidation	2.3 Basis of consolidation
The consolidated financial statements include the financial statements of the Company and entities controlled by the
Company (its subsidiaries). Control is achieved when the Company:
•has power over the investee;
•is exposed, or has rights, to variable returns from its involvement with the investee; and
•has the ability to use its power to affect its returns.
The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
The results of the subsidiaries are included in the consolidated statements of profit or loss and consolidated statements of other comprehensive income or loss from the effective date of acquisition up to the date when control ceases to exist.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.
All intercompany transactions and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.
Foreign currency transactions	2.4 Foreign currency transactions2.4.1 Functional and presentation currency
Items included in the consolidated financial statements of each of the entities are valued using the currency of their economic environment in which the entity operates. The consolidated financial statements are presented in USD ($), which is the Company’s functional and presentation currency.
2.4.2 Transactions and balances
Transactions in foreign currencies are translated at the exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate ruling at the reporting date.
Foreign exchange differences arising on translation are recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss as “Exchange (losses)/gains”. Non-monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate applicable at the date of the transaction.
2.4.3 Financial statements of foreign entities
For foreign entities using a different functional currency than USD:
•assets and liabilities for each balance sheet presented are translated at the closing rate at the date of the balance sheet;
•income and expenses for each statement presenting profit or loss and statements of other comprehensive income or loss are translated at average exchange rates.

Intangible assets	2.5 Intangible assets2.5.1 Internally generated intangible assets
Expenditure on research activities is recognized as an expense in the period in which it is incurred.
2.5.2 Acquired In-Process R&D and Acquired R&D available for use
Upfront payments and development milestone payments for “Acquired In-Process R&D” obtained through in-licensing arrangements are capitalized as intangible assets under “Acquired In-Process R&D” upon meeting the IAS 38 capitalization criteria. These intangibles are considered as intangible assets with definite useful lives and are carried at cost less amortization and accumulated impairment losses. The Company has not started to amortize “Acquired In-
Process R&D” as they are not available for use until regulatory approval has been obtained or the asset is ready for its intended use, but they are evaluated for potential impairment on an annual basis or when facts and circumstances may indicate a risk of impairment. Any impairment charge is recorded in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss under “Research and development expense”. Once an asset included in “Acquired In-Process R&D” has received marketing approval from a regulatory authority or is ready for its intended use, it is recorded under “Acquired R&D available for use” category.
Regulatory milestone payments and sales-based milestone payments for R&D obtained through in-licensing arrangements acquired are capitalized intangible assets under “Acquired R&D available for use” upon meeting the IAS
38 capitalization criteria. All intangibles classified under “Acquired R&D available for use” are considered as intangible assets with finite useful lives and are carried at cost less accumulated amortization and accumulated impairment losses.
“Acquired R&D available for use” is evaluated for potential impairment when the Company identifies indications based on facts and circumstances of the asset. Any impairment charge is recorded in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss under “Cost of sales” for assets which are currently generating product net sales. “Acquired R&D available for use” is amortized under “Cost of sales” for assets which are currently generating product net sales on a straight-line basis over the estimated useful life, being the longer of the current patent protection life of the acquired R&D and patent protection life of the combined product. Impairment and amortization relating to assets available for use but not generating sales are recorded under “Research &
Development Expenses”.

Research and development incentives receivables	2.6 Research and development incentives receivables
The current and non-current research and development incentive receivables relate to refunds resulting from research and development incentives on Research and development expenses in Belgium and are credited to the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss under the line “Other operating income” when the relevant expenditure has been incurred and there is a reasonable assurance that the research and development incentives will be received.

Inventories	2.7 Inventories
Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and condition are accounted for, and include purchase cost, cost of direct materials and labor, and a proportion of manufacturing overheads based on the normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.
When the net realizable value falls below the carrying amount, or when inventories become obsolete or excessive, a write-down is recognized.
Inventories include products which could be used, besides in commercial activities, in preclinical and clinical programs, in free-of-charge, compassionate use or pre-approval access program. These products, when they are used, are expensed either through “Research & development expenses” or “Selling, general and administrative expenses”.
The Company capitalizes inventory costs associated with products prior to the regulatory approval of these products, or for inventory produced in production facilities not yet approved, when it is highly probable that the pre-approval inventories will be sellable. The determination to capitalize is based on the particular facts and circumstances relating to the expected regulatory approval of the product or production facility being considered. The assessment of whether or not the product is considered highly probable to be sellable is made and includes, but is not limited to, how far a particular product or facility has progressed along the approval process, any known safety or efficacy concern and other impediments.
Capitalized costs related to pre-launch inventories could be written down upon a change in facts and circumstances. The write-down would be recorded under “Research and development expenses” in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss.

Trade and other receivables	2.8 Trade and other receivables
Trade and other receivables are designated as financial assets measured at amortized cost. They are initially measured either at their invoiced amounts or at transaction price, in the absence of a significant financing component less adjustments for estimated revenue deductions such as rebates, chargebacks and returns. All receivables are subsequently measured at amortized cost, which generally corresponds to nominal value less expected credit loss provision.
Loss allowance for expected credit losses are established using a simplified approach of forward-looking expected credit loss model (ECL), which includes possible default events on the trade receivables over the entire holding period of the trade receivable. These provisions represent the difference between the trade receivable’s carrying amount in the consolidated statements of financial position and the estimated collectible amount. Charges for loss allowance for expected credit losses are recorded under “Selling, general and administrative expenses” in the consolidated statements of profit or loss and consolidated statements of other comprehensive income or loss.

Current financial assets	2.9 Current financial assets
Current financial assets measured at amortized costs comprise of term accounts that have an initial maturity equal or less than twelve months, but exceeding three months.
Current financial assets measured at fair value through profit or loss comprise of money market funds.
Interests on Current financial assets are reported under Cash Flow from investment activities under “Interest received”
and under “Financial income’’ in the Consolidated Statement of Profit or Loss.

Cash and cash equivalents	2.10 Cash and cash equivalents
Cash are financial assets measured at amortized cost and comprise of cash at bank.
Cash equivalents measured at amortized cost comprise of term accounts that have an initial maturity of less than three months that are subject to an insignificant risk of changes in values.
Cash equivalents are determined at inception and measured at fair value through profit or loss comprise of money market funds that are readily convertible to cash. They are subject to insignificant risk of changes in value and which are used by the Company in the management of its short-term commitments.
Cash and cash equivalents exclude restricted cash, which is presented in the consolidated statements of financial position under the line “Other non-current assets”.
Interests on Cash and cash equivalents is reported under Cash Flow from investment activities under “Interest received”
and under “Financial income’’ in the Consolidated Statement of Profit or Loss.

Trade and other payables	2.11 Trade and other payables
Trade and other payables are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the financial year. They also include accrued expenses related to the Company’s operating activities. Trade and other payables are initially measured at their transaction price, which are subsequent to initial recognition measured at amortized cost.
Short-term employee benefits include payables and accruals for salaries and bonuses to be paid to the employees of the
Company. They are recognized as expenses for the period in which employees perform the corresponding services.

Leases	2.12 Leases
The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.
The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:
•Buildings2 to 15 years
•Vehicles2 to 4 years
•Equipment2 to 5 years
If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.
The Company’s right-of-use assets are included in “Property, Plant and Equipment”.
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments, and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate.
In calculating the present value of of lease payments, the Company uses its incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments, or a change in the assessment of an option to purchase the underlying asset.
The Company’s lease liabilities are included in “Lease Liabilities Non-Current” and “Lease Liabilities Current”.
The Company applies the short-term lease recognition exemption (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option) and the lease of low-value assets recognition exemption to leases that are considered to be of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense within the operating category in the statement of profit or loss, on a straight-line basis over the lease term.

Financial instruments	2.13 Financial instruments
Financial instruments are initially recognized either at fair value or at transaction price and subsequently measured at either amortized cost or fair value under IFRS 9 on the basis of both the Company’s model for managing the financial assets and the contractual cash flow characteristics of the financial asset. A financial asset is classified as current when the cash flows expected to flow from the instrument mature within one year.
Profit share in AgomAb Therapeutics NV: The Company holds investments in non-current financial assets, which based on IFRS 9, are designated as financial assets at fair value through profit or loss. The fair value of listed investments is based upon the closing price of such securities at each reporting date. As there is no active market for this equity instrument, the Company establishes the fair value by using valuation techniques. The changes to the fair valuation is recorded under “Other operating income” in the consolidated statements of profit or loss.
Shares of Zai Lab Ltd: Based on IFRS 9, the Company irrevocably elected to designate this specific investment as a financial asset at fair value through OCI as the participation is not held for trading purposes nor contingent consideration recognized by an acquirer in a business combination. The investment is recorded under “Other non-current assets” in consolidated statements of financial position and changes to the fair valuation is recorded under “Fair value gain/(loss)
on investments in equity instruments designated as at FVTOCI” in the consolidated statements of other comprehensive income or loss.

Shareholder's equity	2.14 Shareholder’s equity
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.
The Company has never distributed any dividends to its shareholders. As of December 31, 2025, no profits were available for distribution.
Share-based payments	2.15 Share-based payments
Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the acceptance date. Equity settled share-based payments includes expenses related to stock options, restricted stock units and performance stock units granted by the Company.
The fair value determined at the acceptance date of the equity-settled share-based payments is expensed over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity-settled share-based payment reserve.
The share-based payment expense is recorded in the “Consolidated Statements of Profit or Loss” depending on the nature of the services provided by each beneficiary.

Income taxes	2.16 Income taxes
Income tax in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss represents the total of the current tax and deferred tax.
The current tax is based on taxable profit for the year. Taxable profit differs from profit as reported in the consolidated statements of profit or loss and consolidated statements of other comprehensive income or loss as it excludes items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The
Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of taxable profit. The
Company recognizes deferred tax assets, including the tax base of tax loss carryforwards, if management assesses that these tax assets can be offset against positive taxable profits in the future. This judgment is made on an ongoing basis, considering actual results, budgets, and business plans for the coming years. The realization of deferred tax assets depends on all available factors as of reporting date.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is not probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax assets and liabilities are offset if there is a legally enforceable right and intention to offset the income taxes and relates to same tax jurisdiction.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantially enacted by the end of the reporting period.
The Company records uncertain tax positions in accordance with IAS 12 Income Taxes using the two-step test whereby
(1) the Company determines whether it is probable that the tax positions will be accepted by relevant taxing authorities, and (2) for those tax positions that are not probable that a tax authority will accept in full the position, the Company recognizes uncertain tax positions using either the most likely amount or the expected value, depending on specific facts and circumstances.

Product net sales	2.17 Product net sales
Revenue from the sale of products is recognized at an amount that reflects the consideration that the Company expects to be entitled to receive in exchange for transferring goods to a customer, at the time when the customer obtains control of the goods rendered. The consideration that is committed in a contract with a customer can include fixed amounts, variable amounts, or both. The amount of the consideration may vary due to discounts, rebates, returns, chargebacks or other similar items. Contingent consideration is included in the transaction price when it is highly probable that the amount of revenue recognized is not subject to significant future reversals.
Product net sales are recognized once we satisfy the performance obligation at a point in time under the revenue recognition criteria in accordance with IFRS 15 Revenue from contracts with customers.
Revenue arising from the sale of commercial product is presented in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss under “Product net sales”. In accordance with IFRS 15, such revenue is recognized when the product is transferred, in accordance with the delivery and acceptance terms agreed with the customer. Payment of the transaction price is payable as from the point the customer obtains the legal title to the goods. A deferred revenue is recognized if the Company receives consideration, or has an unconditional right to receive revenue, prior to the completion of all performance obligation.
The amount of revenue recognized reflects the various types of price reductions or rights of return offered by the
Company to its customers. Such price reductions and rights of return qualify as variable consideration under IFRS 15.
Products sold are covered by various Government and State programs for which specific discounts are applied. Rebates are granted to healthcare authorities, and under contractual arrangements with certain customers. Some wholesalers are entitled to chargeback incentives based on the selling price to the end customer, under specific contractual arrangements.
Rebates, chargebacks and other incentives are recognized in the period in which the underlying sales are recognized as a reduction of product sales.
The significant components of variable consideration are as follows:
Rebates & Discounts: We are subject to government mandated rebates & discounts in multiple jurisdictions globally including in the U.S. for Medicaid Drug Rebate Program, Medicare Part D Manufacturer Discount Program, and other government health care programs. Rebate amounts are based upon contractual agreements and/or legal requirements with public sector benefit providers. We use the expected-value method for estimating these rebates.
The structure of the Medicare Part D Manufacturer Discount Program was updated to reflect provisions of the Inflation
Reduction Act of 2022 (IRA) that became effective January 1, 2025.  The Part D redesign sunset the Coverage Gap
Discount Program (CGDP) and established the Manufacturer Discount Program. The Medicare Part D Manufacturer
Discount Program is a federal program to subsidize the costs of prescription drugs for Medicare beneficiaries in the U.S., which mandates manufacturers to fund a portion of the Medicare Part D coverage for prescription drugs sold to eligible patients.
The expected utilization is estimated based on available third-party data and/or historical data. Estimates for these rebates and discounts are adjusted quarterly to reflect the most recent information. We record an accrued liability and reduction of product sales for unpaid rebates related to products for which control has been transferred to customers.
Commercial Rebates: Commercial rebates are arrangements with third party payors where the Company will pay the third-party payors rebates and other fees on eligible purchases of the Company’s product. In consideration for the rebates and fees paid, the third-party payors will cover its’ patient purchases made of the Company’s products. The rebates and fees paid will be treated as variable consideration and a reduction to the transaction price. We use the expected-value method for estimating the ultimate rebate and fee paid, which are based on the volume of product sold. We apply the applicable rebate rate against a payor mix factor for the relevant patient populations and to the vials sold in the effective plan year of the rebate to derive a liability recorded. Estimates for these agreements are adjusted quarterly to reflect the most recent information. We record an accrued liability for unpaid commercial rebates.
Chargebacks: Chargebacks are discounts that occur in multiple jurisdictions globally, whereby contracted parties purchase directly from a specialty distributor. Contracted parties primarily consist of public health service institutions and government entities. In the U.S., 340B and Veterans Affairs (VA) chargebacks are initiated through arrangements between manufacturers and the government, for which the product is purchased at an agreed discounted price. The reserves for chargeback are based on known sales to contracted parties. We establish the reserves for chargebacks in the same period that the related revenue is recognized, resulting in an accrued liability and reduction of product gross sales.
Distributor fees: Specialty distributors provide distribution services to the Company for a fee, based on a contractually determined fixed percentage of sales. As the services being provided by the specialty distributor are not distinct, the recurring service fees paid to specialty distributors are treated as variable consideration and a reduction to the transaction price. We estimate these distributor fees and record such estimates in the same period the related revenue is recognized, resulting in a reduction of product gross sales. We record an accrued liability for unpaid distributor fees.
Other components of the variable considerations include co-pay assistance program, Medicare Part B discarded drug refund program in the U.S., and product returns.
The estimated amounts described above are recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss within “Product net sales” as a reduction of gross sales, and generally within “Trade and other payables” in the consolidated statements of financial position. They are subject to regular review and adjustment as appropriate based on the most recent data available to management.
The Company has determined that sales rebates and reserves constitute a major source of estimation uncertainty as disclosed in ‘‘ Note 3 — Critical accounting judgments and major sources of estimation uncertainty’’. The major source of estimation uncertainty has been isolated to rebates and chargebacks as disclosed in ‘‘ Note 14 — Trade and Other
Payables’’. If management’s estimates differ from actual results, we will record adjustments that would affect product sales in the period of adjustment.

Other operating income - collaboration and license agreements	2.18 Other operating income - Collaboration and license agreements
Amongst the Company’s collaboration and license agreements in scope of IFRS 15, the following two have generated revenue in the reporting periods:
Zai Lab
Under the collaboration agreement, the Company provides clinical and commercial supply to Zai Lab. The Company concludes to recognize such sales as revenue given that the Company acts as principal in the transaction as the risk related to inventory is borne by the Company until the inventory is transferred to Zai Lab. The revenue related to clinical supply is recorded under line item “Other operating income”. The revenue related to commercial supply is recorded under line item “Product net sales” in the Consolidated Statements of Profit or Loss. The income related to royalties or sales-based milestones on sales made in China is recorded under line item “Other operating income”.
AbbVie
For the AbbVie Collaboration Agreement the Company has determined that the transfer of license combined with the performance of research and development activities represent one single performance obligation. The Company concluded that the license is not distinct in the context of the contract.
The transaction price is composed of a fixed part, being an upfront license fee, and a variable part, being milestone payments and cost reimbursements for research and development activities delivered. Milestone payments are only included in the transaction price to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognition will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Management estimates the amount to be included in the transaction price upon achievement of the milestone event. Sales-based milestones and sales-based royalties are a part of the Company’s arrangements but are not yet included in its revenues.
The transaction price has been allocated to the single performance obligation and revenues have been recognized over the estimated service period based on an input model, being the percentage of completion method. The upfront license fee has been fully recognized since 2021 as the performance obligation has been fulfilled at that time. Milestone payments that become highly probable after the performance obligation has been fulfilled are therefore recognized at that point in time.

Cost of Sales	2.19 Cost of Sales
Cost of sales are recognized when the associated revenue from product net sales is recognized. Cost of sales include material, manufacturing costs and other costs attributable to production, including shipping costs relevant amortizations, as well as royalties payable on sold products.